Income Taxes - Provision For Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net income (loss) before income taxes	$ 373,290	$ (516,582)
Expected income taxes at the statutory rate	$ 91,008	$ (127,286)
Tax rate	24.38%	24.64%
Increase (decrease) in income taxes resulting from:
Effect of foreign exchange	$ 19,354	$ (2,089)
Effect of change in statutory rates	8,287	0
Effect of rate adjustments for foreign jurisdictions	(8,187)	5,062
Effect of change in deferred tax benefit not recognized	(6,349)	6,347
Effect of internal debt restructuring	0	(186,460)
Repatriation and related taxes	24,914	13,565
Adjustments, assessments and other	7,666	7,635
Income tax expense (recovery)	136,693	(283,226)
Deferred tax assets, unrecognized	$ 31,800	$ 40,400